Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,902,818
Granted			820,243
Exercised			(282,596)
Forfeited			(326,086)
Outstanding at ending of period	5,114,379		5,114,379
Exercisable at end of period	2,682,192		2,682,192
Weighted Average Exercise Price
Outstanding at beginning of period			$ 21.87
Granted			$ 21.91
Exercised			$ 11.14
Forfeited			$ 24.40
Outstanding at end of period	$ 22.31		$ 22.31
Exercisable at end of period	$ 22.24		$ 22.24
Weighted Average Fair Value
Outstanding at beginning of period			$ 8.61
Granted	$ 9.72	$ 8.52	$ 9.55
Exercised			$ 4.86
Forfeited			$ 9.47
Outstanding at end of period	$ 8.92		$ 8.92
Exercisable at end of period			$ 8.77
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life			4 years 10 months 17 days
Exercisable at end of period			3 years 4 months 24 days